Cognios Large Cap Growth Fund
Cognios Large Cap Growth Fund
Investment Objective
Cognios Large Cap Growth Fund (the “Growth Fund”) seeks long-term growth of capital.
Fees and Expenses of the Growth Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Growth Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Cognios Large Cap Growth Fund	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Cognios Large Cap Growth Fund		Investor Class	Institutional Class
Management Fees		0.70%	0.70%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		0.81%	0.81%
Total Annual Fund Operating Expenses		1.76%	1.51%
Fee Waivers and Expense Reimbursement	[1]	(0.61%)	(0.61%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement		1.15%	0.90%
[1]	Cognios Capital, LLC (the "Adviser") has entered into an Expense Limitation Agreement with the Growth Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Growth Fund, if necessary, in an amount that limits the Growth Fund's annual operating expenses (exclusive of interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 plans, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Growth Fund's business) to not more than 0.90% through at least October 31, 2020. Subject to approval by the Growth Fund's Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Growth Fund within the three fiscal years following the year in which such waiver occurred, if the Growth Fund is able to make the payment without exceeding the expense limitation in place at the time of the waiver. The current contractual agreement cannot be terminated prior to at least one year after the effective date of the Registration Statement without the Board of Trustees' approval.

Example

This Example is intended to help you compare the cost of investing in the Growth Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Growth Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until October 31, 2020. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example - Cognios Large Cap Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Class	117	432	837	1,969
Institutional Class	92	354	705	1,694

Portfolio Turnover

The Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Growth Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Growth Fund’s performance. During the most recent fiscal year, the Growth Fund’s portfolio turnover rate was 221% of the average value of its portfolio.

Principal Investment Strategy of the Growth Fund

The Growth Fund’s principal investment objective is long-term growth of capital. The Growth Fund seeks to achieve its investment objective by purchasing equity securities that the Adviser believes are likely to appreciate. It generally seeks to purchase equity securities of large capitalization U.S. companies, and may purchase American Depository Receipts (“ADR’s”) of international companies trading on U.S. exchanges, that exhibit accelerating growth in earnings and revenue. The Growth Fund may invest across different industries and sectors. The Growth Fund will invest at least 80% of its net assets in securities that have a market capitalization at the time of investment comparable to securities held in the Russell 1000® Index. As of September 30, 2018, the Russell 1000® Index includes U.S. companies with a market capitalization greater than $2.5 billion.

The Adviser uses quantitative screens to evaluate liquidity, capitalization, domicile and desired risk attributes to determine an initial universe of large capitalization companies from which the Growth Fund may invest. The Adviser then uses a quantitative process to evaluate the company fundamentals and stocks price trends of the investment candidates. Macroeconomic influences on portfolio candidates are considered before selecting the final securities for purchase in the portfolio. The Adviser considers whether to sell a particular security when the security receives declining scores from the Adviser’s proprietary model or the security causes the Growth Fund’s portfolio to be exposed to unintended risks.

The periodic reconstitution and rebalancing of the portfolio according to the Growth Fund’s quantitative investment strategy may result in significant portfolio turnover. A higher rate of portfolio turnover increases transaction expenses, which may negatively affect the Growth Fund’s performance. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders.

Principal Risks of Investing in the Growth Fund

An investment in the Growth Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Growth Fund will be successful in meeting its investment objective. Generally, the Growth Fund will be subject to the following additional risks:

•Market risk – Market risk refers to the risk that the value of securities in the Growth Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

•Equity securities risk – The prices of equity securities fluctuate based on changes in a company’s activities and financial condition and in overall market conditions. The Growth Fund’s investments in equity securities expose it to sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

•Foreign Securities risk – Foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

•Management style risk – The Growth Fund intends to invest in growth-oriented stocks and the Growth Fund’s performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style. There is no guarantee that the Adviser’s investment techniques and risk analyses, including its reliance on quantitative models, will produce the intended results.

•Sector risk – Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. Although the Growth Fund does not intend to concentrate its investments in any particular sector or sectors, the Growth Fund may, from time to time, emphasize investments in one or more sectors. If the Growth Fund invests in a few sectors, it may have increased relative exposure to the price movements of those sectors.

•New Fund risk – The Growth Fund commenced operations in 2016. Accordingly, investors in the Growth Fund bear the risk that the Growth Fund may not be successful in implementing its investment strategy.

•Portfolio Turnover risk – When the portfolio managers deem it is appropriate and particularly during periods of volatile market movements, the Growth Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective. High portfolio turnover (e.g., an annual rate greater than 100% of the average value of the Growth Fund’s portfolio) involves correspondingly greater expenses to the Growth Fund and may adversely affect Fund performance.

Performance

The bar chart below shows how the Growth Fund’s investment results vary from year to year for each full calendar year over the lifetime of the Growth Fund. The table that follows shows how the Growth Fund’s average annual total returns for 1 year and since inception compare with those of a broad-based securities market index. This information provides some indication of the risks of investing in the Growth Fund. Past performance (before and after taxes) of the Growth Fund is not necessarily an indication of how it will perform in the future. Updated performance information will be available at no cost by calling (888) 553-4233 or by visiting www.cognios.com/performance.

Year-by-Year Total Return (for periods ended December 31) <u>Growth Fund – Institutional Class</u>

The Growth Fund’s year-to-date return for the Institutional Class as of September 30, 2018 was 22.13%. During the period shown in the bar chart, the highest return for a quarter was 9.02% during the quarter ended December 31, 2017, and the lowest return for a quarter was 2.28% during the quarter ended June 30, 2017.

 Average Annual Total Returns (for periods ended December 31, 2017)
Average Annual Total Returns - Cognios Large Cap Growth Fund	1 Year	Since Inception	Inception Date
Investor Class	25.54%	22.00%	Oct. 03, 2016
Institutional Class	25.81%	22.27%	Oct. 03, 2016
Institutional Class | Return After Taxes on Distributions	21.67%	18.97%	Oct. 03, 2016
Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares	15.62%	16.26%	Oct. 03, 2016
Institutional Class | Russell 1000 Total Return Index	21.69%	21.10%	Oct. 03, 2016
Institutional Class | Russell 1000 Growth Total Return Index	30.21%	25.03%	Oct. 03, 2016

1The Russell 1000® Total Return Index measures the performance of the large-cap segment of the U.S. equity universe and consists of the largest 1000 companies in the Russell 3000® Index. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

2The Russell 1000® Growth Total Return Index measures the performance of those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

After-tax returns are shown only for Growth Fund’s Institutional Class of shares; after-tax returns for the other class of shares will vary. After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2017 and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirements accounts (“IRAs”).

Current performance of the Growth Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (888) 553-4233 or visiting www.cognios.com.